Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of consideration paid for acquisition	The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand	2024
Consideration paid[1]	2,943
Fair value of NCI put liability[2]	109
Total consideration	3,052
1Includes transaction-related cost of US$1 million (R23 million) paid by Reldan on behalf of the previous owners. Cash consideration amounted to US$155.9 million
(R2,920 million)
2Relates to an NCI put option in respect of an intermediate Reldan holding company which owns an interest in the Indian joint venture operations, and may require the
Group to purchase shares from the non-controlling shareholders of Reldan if exercised by the NCI. The put option can be exercised by the NCI between three and five years at a market price
Goodwill arising from the business combination is as follows:

Figures in million – SA rand	2024
Consideration paid	3,052
Fair value of identifiable net assets acquired	(2,769)
Goodwill[1,2,3]	283
1The goodwill is attributable to the human capital and the premium paid for the synergies and benefits expected to be derived from enhancing the Group's recycling business across the US, Mexico and India
2US tax legislation requires the purchase consideration to be allocated in order to determine future tax deduction. An amount of R1,092 million (US$58 million) is estimated to be deductible for tax purposes in the future
3Goodwill, previously amounting to R148 million at 30 June 2024, was revised based on new information obtained in accordance with IFRS 3. The net adjustments based on the new information obtained resulted in additional goodwill

Schedule of identifiable assets acquired and liabilities assumed in acquisition	The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2024
Property, plant and equipment[2]	14	542
Intangible assets[2]	17	1,397
Right-of-use assets	15	3
Equity-accounted investments[2]		269
Inventories[2]		1,503
Trade and other receivables		163
Cash and cash equivalents[3,4]		230
Lease liabilities	29	(3)
Other payables[3]	22	(956)
Borrowings[2]	28.8	(84)
Deferred revenue	32	(120)
Trade and other payables[3]		(175)
Fair value of identifiable net assets acquired[1]		2,769
1Carrying value approximate fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was determined based on market prices for similar items and where relevant, the fair value was determined using the depreciated replacement cost method
•The fair value of intangible assets was determined based on the relief-from-royalty method which considers the discounted estimated royalty payments that are avoided as a result of ownership as well as an income approach (multi-period excess earnings method) which considers the present value of future net cash flows to value the vendor relationships
•The fair value of equity-accounted investments was determined based on an income approach which considers the discounted expected future cash flows of the investment
•The fair value of inventories was based on an assessment of net realisable value
•The fair value of borrowings was determined based on a market-related discount rate
3  Cash and cash equivalents , other payables and trade and other payables, previously amounting to R71 million, R733 million and R104 million at 30 June 2024, respectively, were revised based on new information obtained in accordance with IFRS 3
4  The transaction results in net cash paid of R2,690 million based on cash and cash equivalents acquired of R230 million and cash consideration paid of R2,920 million

Schedule of cash received (paid) on acquisition of subsidiaries	The table below provides a summary of the net cash paid on the acquisition of Reldan during the year ended 31 December 2024:

Figures in million – SA rand	2024
Reldan acquisition, net of cash acquired	(2,690)
Cash consideration paid	(2,920)
Cash and cash equivalents acquired	230